BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.6%
Aerospace & Defense — 1.5%
Boeing Co. (The)
(a)
.................. 34,881 $ 7,671,727
General Dynamics Corp. .............. 14,808 2,902,812
Howmet Aerospace, Inc. .............. 24,514 764,837
Huntington Ingalls Industries, Inc. ........ 2,485 479,754
L3Harris Technologies, Inc. ............ 12,738 2,805,417
Lockheed Martin Corp. ............... 15,634 5,395,293
Northrop Grumman Corp. ............. 9,545 3,437,632
Raytheon Technologies Corp. .......... 95,333 8,194,825
Textron, Inc. ...................... 13,744 959,469
TransDigm Group, Inc.
(a)
.............. 3,321 2,074,197
34,685,963
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. .......... 7,832 681,384
Expeditors International of Washington, Inc. . 10,788 1,285,174
FedEx Corp. ...................... 15,645 3,430,792
United Parcel Service, Inc., Class B ...... 45,967 8,370,591
13,767,941
Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................ 7,577 444,012
American Airlines Group, Inc. ........... 41,424 850,021
Delta Air Lines, Inc. ................. 40,208 1,713,263
Southwest Airlines Co. ............... 36,859 1,895,658
United Airlines Holdings, Inc. ........... 20,190 960,438
5,863,392
Auto Components — 0.1%
Aptiv plc
(a)
........................ 17,178 2,559,007
BorgWarner, Inc. ................... 15,734 679,866
3,238,873
Automobiles — 2.1%
(a)
Ford Motor Co. .................... 245,163 3,471,508
General Motors Co. ................. 92,096 4,854,380
Tesla, Inc. ........................ 51,244 39,738,697
48,064,585
Banks — 4.4%
Bank of America Corp. ............... 467,648 19,851,658
Citigroup, Inc. ..................... 128,577 9,023,534
Citizens Financial Group, Inc. .......... 26,073 1,224,909
Comerica, Inc. ..................... 8,494 683,767
Fifth Third Bancorp ................. 42,716 1,812,867
First Republic Bank ................. 10,952 2,112,422
Huntington Bancshares, Inc. ........... 95,157 1,471,127
JPMorgan Chase & Co. .............. 188,708 30,889,612
KeyCorp ......................... 59,561 1,287,709
M&T Bank Corp. ................... 8,162 1,218,913
People's United Financial, Inc. .......... 29,782 520,292
PNC Financial Services Group, Inc. (The) .. 26,834 5,249,804
Regions Financial Corp. .............. 59,509 1,268,137
SVB Financial Group
(a)
............... 3,722 2,407,687
Truist Financial Corp. ................ 84,340 4,946,541
US Bancorp ...................... 85,478 5,080,812
Wells Fargo & Co. .................. 258,980 12,019,262
Zions Bancorp NA .................. 11,105 687,288
101,756,341
Beverages — 1.4%
Brown-Forman Corp., Class B .......... 11,318 758,419
Coca-Cola Co. (The) ................ 245,343 12,873,147
Constellation Brands, Inc., Class A ....... 10,709 2,256,279
Molson Coors Beverage Co., Class B
(b)
.... 11,838 549,047
Monster Beverage Corp.
(a)
............. 23,964 2,128,722
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 87,122 $ 13,104,020
31,669,634
Biotechnology — 1.9%
AbbVie, Inc. ...................... 111,601 12,038,400
Amgen, Inc. ...................... 36,024 7,660,504
Biogen, Inc.
(a)
..................... 9,404 2,661,238
Gilead Sciences, Inc. ................ 79,034 5,520,525
Incyte Corp.
(a)
..................... 12,171 837,121
Moderna , Inc.
(a)
.................... 22,116 8,511,564
Regeneron Pharmaceuticals, Inc.
(a)
....... 6,636 4,015,974
Vertex Pharmaceuticals, Inc.
(a)
.......... 16,526 2,997,651
44,242,977
Building Products — 0.5%
Allegion plc ....................... 5,762 761,621
AO Smith Corp. .................... 8,422 514,331
Carrier Global Corp. ................. 55,046 2,849,181
Fortune Brands Home & Security, Inc. ..... 8,850 791,367
Johnson Controls International plc ....... 44,429 3,024,726
Masco Corp. ...................... 15,769 875,968
Trane Technologies plc ............... 14,847 2,563,335
11,380,529
Capital Markets — 3.0%
Ameriprise Financial, Inc. ............. 7,159 1,890,835
Bank of New York Mellon Corp. (The) ..... 50,205 2,602,627
BlackRock, Inc.
(c)
................... 9,009 7,555,488
Cboe Global Markets, Inc. ............. 6,825 845,344
Charles Schwab Corp. (The) ........... 95,038 6,922,568
CME Group, Inc. ................... 22,555 4,361,686
Franklin Resources, Inc. .............. 18,342 545,124
Goldman Sachs Group, Inc. (The) ....... 21,385 8,084,172
Intercontinental Exchange, Inc. ......... 35,635 4,091,611
Invesco Ltd. ...................... 22,491 542,258
MarketAxess Holdings, Inc. ............ 2,386 1,003,766
Moody's Corp. ..................... 10,200 3,622,122
Morgan Stanley .................... 91,887 8,941,524
MSCI, Inc. ....................... 5,179 3,150,593
Nasdaq, Inc. ...................... 7,477 1,443,211
Northern Trust Corp. ................. 13,174 1,420,289
Raymond James Financial, Inc. ......... 12,225 1,128,123
S&P Global, Inc. ................... 15,268 6,487,220
State Street Corp. .................. 21,849 1,851,047
T. Rowe Price Group, Inc. ............. 14,437 2,839,758
69,329,366
Chemicals — 1.7%
Air Products & Chemicals, Inc. .......... 14,105 3,612,432
Albemarle Corp. ................... 7,589 1,661,763
Celanese Corp. .................... 6,780 1,021,339
CF Industries Holdings, Inc. ............ 12,860 717,845
Corteva , Inc. ...................... 46,744 1,966,988
Dow, Inc. ........................ 47,328 2,724,200
DuPont de Nemours, Inc. ............. 32,754 2,226,944
Eastman Chemical Co. ............... 8,637 870,091
Ecolab, Inc. ...................... 15,644 3,263,651
FMC Corp. ....................... 8,087 740,446
International Flavors & Fragrances, Inc. .... 15,480 2,069,986
Linde plc
(d)
....................... 32,531 9,543,945
LyondellBasell Industries NV, Class A ..... 16,544 1,552,654
Mosaic Co. (The) ................... 21,579 770,802
PPG Industries, Inc. ................. 14,908 2,131,993
Sherwin-Williams Co. (The) ............ 15,221 4,257,770
39,132,849

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 5,607 $ 2,134,361
Copart , Inc.
(a)
..................... 13,603 1,887,008
Republic Services, Inc. ............... 13,155 1,579,389
Rollins, Inc. ....................... 15,304 540,690
Waste Management, Inc. .............. 24,625 3,677,990
9,819,438
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 3,571 1,227,138
Cisco Systems, Inc. ................. 266,136 14,485,783
F5 Networks, Inc.
(a)
................. 3,878 770,869
Juniper Networks, Inc. ............... 22,245 612,182
Motorola Solutions, Inc. .............. 10,646 2,473,279
19,569,251
Construction & Engineering — 0.0%
Quanta Services, Inc. ................ 8,682 988,185
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 3,964 1,354,420
Vulcan Materials Co. ................ 8,214 1,389,480
2,743,900
Consumer Finance — 0.7%
American Express Co. ............... 40,704 6,819,141
Capital One Financial Corp. ............ 28,207 4,568,688
Discover Financial Services ............ 18,646 2,290,661
Synchrony Financial ................. 36,156 1,767,305
15,445,795
Containers & Packaging — 0.3%
Amcor plc ........................ 101,364 1,174,809
Avery Dennison Corp. ................ 5,339 1,106,294
Ball Corp. ........................ 20,300 1,826,391
International Paper Co. ............... 25,164 1,407,171
Packaging Corp. of America ........... 6,109 839,621
Sealed Air Corp. ................... 9,481 519,464
WestRock Co. ..................... 17,848 889,366
7,763,116
Distributors — 0.1%
Genuine Parts Co. .................. 9,113 1,104,769
LKQ Corp.
(a)
...................... 17,299 870,486
Pool Corp. ....................... 2,525 1,096,885
3,072,140
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B
(a)
...... 117,063 31,951,175
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ........................ 452,231 12,214,760
Lumen Technologies, Inc.
(b)
............ 62,562 775,143
Verizon Communications, Inc. .......... 261,301 14,112,867
27,102,770
Electric Utilities — 1.6%
Alliant Energy Corp. ................. 15,821 885,660
American Electric Power Co., Inc. ........ 31,392 2,548,403
Duke Energy Corp. ................. 48,880 4,770,199
Edison International ................. 23,511 1,304,155
Entergy Corp.
(b)
.................... 13,081 1,299,074
Evergy , Inc. ....................... 14,635 910,297
Eversource Energy ................. 21,247 1,737,155
Exelon Corp. ...................... 62,205 3,006,990
FirstEnergy Corp. .................. 33,380 1,188,996
NextEra Energy, Inc. ................ 123,728 9,715,123
NRG Energy, Inc. ................... 15,211 621,065
Pinnacle West Capital Corp. ........... 6,973 504,566
PPL Corp. ....................... 49,079 1,368,322
Security
Shares
Shares Value
Electric Utilities (continued)
Southern Co. (The) ................. 66,882 $ 4,144,677
Xcel Energy, Inc. ................... 33,734 2,108,375
36,113,057
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 14,313 1,774,955
Eaton Corp. plc .................... 25,368 3,787,696
Emerson Electric Co. ................ 37,765 3,557,463
Generac Holdings, Inc.
(a)
.............. 3,936 1,608,525
Rockwell Automation, Inc. ............. 7,281 2,140,906
12,869,545
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A ............. 37,977 2,781,056
CDW Corp. ....................... 8,572 1,560,275
Corning, Inc. ...................... 47,649 1,738,712
IPG Photonics Corp.
(a)
............... 2,008 318,067
Keysight Technologies, Inc.
(a)
........... 11,432 1,878,163
TE Connectivity Ltd. ................. 20,581 2,824,125
Teledyne Technologies, Inc.
(a)
........... 2,912 1,250,937
Trimble, Inc.
(a)
..................... 15,848 1,303,498
Zebra Technologies Corp., Class A
(a)
...... 3,425 1,765,314
15,420,147
Energy Equipment & Services — 0.2%
Baker Hughes Co. .................. 52,558 1,299,760
Halliburton Co. .................... 57,407 1,241,139
Schlumberger NV .................. 88,388 2,619,820
5,160,719
Entertainment — 1.9%
Activision Blizzard, Inc. ............... 49,205 3,807,975
Electronic Arts, Inc. ................. 17,949 2,553,245
Live Nation Entertainment, Inc.
(a)
........ 8,358 761,665
Netflix, Inc.
(a)
...................... 28,011 17,096,234
Take-Two Interactive Software, Inc.
(a)
...... 7,277 1,121,167
Walt Disney Co. (The)
(a)
.............. 114,755 19,413,103
44,753,389
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. ...... 8,788 1,679,123
American Tower Corp. ............... 28,639 7,601,077
AvalonBay Communities, Inc. .......... 8,903 1,973,261
Boston Properties, Inc. ............... 9,085 984,360
Crown Castle International Corp. ........ 27,294 4,730,596
Digital Realty Trust, Inc. .............. 18,051 2,607,467
Duke Realty Corp. .................. 24,789 1,186,649
Equinix , Inc. ...................... 5,639 4,455,543
Equity Residential .................. 21,469 1,737,271
Essex Property Trust, Inc. ............. 4,248 1,358,256
Extra Space Storage, Inc. ............. 8,388 1,409,100
Federal Realty Investment Trust ......... 4,086 482,107
Healthpeak Properties, Inc. ............ 33,888 1,134,570
Host Hotels & Resorts, Inc.
(a)
........... 44,281 723,109
Iron Mountain, Inc.
(b)
................. 17,940 779,493
Kimco Realty Corp. ................. 38,488 798,626
Mid-America Apartment Communities, Inc. .. 7,396 1,381,203
Prologis, Inc. ...................... 46,437 5,824,593
Public Storage ..................... 9,673 2,873,848
Realty Income Corp. ................. 24,702 1,602,172
Regency Centers Corp. .............. 9,883 665,422
SBA Communications Corp. ........... 6,987 2,309,693
Simon Property Group, Inc. ............ 20,664 2,685,700
UDR, Inc. ........................ 17,592 932,024
Ventas, Inc. ...................... 24,186 1,335,309
Vornado Realty Trust ................ 10,914 458,497
Welltower , Inc. ..................... 26,924 2,218,538

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co. .................. 47,743 $ 1,698,219
57,625,826
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.
(b)
............. 28,001 12,582,249
Kroger Co. (The) ................... 43,138 1,744,069
Sysco Corp. ...................... 32,356 2,539,946
Walgreens Boots Alliance, Inc. .......... 45,170 2,125,249
Walmart, Inc. ...................... 90,170 12,567,895
31,559,408
Food Products — 0.9%
Archer-Daniels-Midland Co. ............ 34,714 2,083,187
Campbell Soup Co.
(b)
................ 12,707 531,280
Conagra Brands, Inc. ................ 30,093 1,019,250
General Mills, Inc. .................. 38,733 2,317,008
Hershey Co. (The) .................. 9,270 1,568,947
Hormel Foods Corp. ................. 18,030 739,230
JM Smucker Co. (The) ............... 6,864 823,886
Kellogg Co. ....................... 16,443 1,051,037
Kraft Heinz Co. (The) ................ 42,686 1,571,698
Lamb Weston Holdings, Inc. ........... 9,237 566,875
McCormick & Co., Inc. (Non-Voting) ...... 15,502 1,256,127
Mondelez International, Inc., Class A ...... 88,805 5,166,675
Tyson Foods, Inc., Class A ............ 18,155 1,433,156
20,128,356
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,371 738,322
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories ................. 112,098 13,242,137
ABIOMED, Inc.
(a)
................... 2,906 945,961
Align Technology, Inc.
(a)
............... 4,672 3,108,889
Baxter International, Inc. .............. 31,478 2,531,776
Becton Dickinson and Co. ............. 18,114 4,452,783
Boston Scientific Corp.
(a)
.............. 89,636 3,889,306
Cooper Cos., Inc. (The) .............. 3,024 1,249,849
Danaher Corp. .................... 40,176 12,231,181
Dentsply Sirona, Inc. ................ 14,029 814,383
DexCom , Inc.
(a)
.................... 6,108 3,340,221
Edwards Lifesciences Corp.
(a)
.......... 39,562 4,478,814
Hologic , Inc.
(a)
..................... 16,073 1,186,348
IDEXX Laboratories, Inc.
(a)
............. 5,354 3,329,653
Intuitive Surgical, Inc.
(a)
............... 7,477 7,433,260
Medtronic plc ..................... 85,068 10,663,274
ResMed , Inc. ..................... 9,301 2,451,279
STERIS plc ....................... 6,411 1,309,639
Stryker Corp. ..................... 21,291 5,614,862
Teleflex, Inc. ...................... 3,067 1,154,879
West Pharmaceutical Services, Inc. ...... 4,690 1,991,093
Zimmer Biomet Holdings, Inc. .......... 12,950 1,895,362
87,314,949
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp. ............. 9,358 1,117,813
Anthem, Inc. ...................... 15,488 5,773,927
Cardinal Health, Inc. ................. 17,766 878,706
Centene Corp.
(a)
................... 36,688 2,286,029
Cigna Corp. ...................... 21,563 4,316,050
CVS Health Corp. .................. 83,735 7,105,752
DaVita, Inc.
(a)
...................... 3,964 460,855
HCA Healthcare, Inc. ................ 15,638 3,795,655
Henry Schein, Inc.
(a)
................. 8,855 674,397
Humana, Inc. ..................... 8,106 3,154,450
Laboratory Corp. of America Holdings
(a)
.... 6,019 1,693,987
McKesson Corp. ................... 9,812 1,956,317
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. ............... 7,751 $ 1,126,298
UnitedHealth Group, Inc. .............. 59,547 23,267,395
Universal Health Services, Inc., Class B ... 4,703 650,754
58,258,385
Health Care Technology — 0.1%
Cerner Corp. ...................... 19,030 1,341,996
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.
(a)
.............. 2,597 6,164,940
Caesars Entertainment, Inc.
(a)
.......... 13,538 1,520,047
Carnival Corp.
(a)
.................... 49,845 1,246,623
Chipotle Mexican Grill, Inc.
(a)
........... 1,787 3,247,908
Darden Restaurants, Inc. ............. 8,192 1,240,842
Domino's Pizza, Inc. ................. 2,311 1,102,255
Expedia Group, Inc.
(a)
................ 9,099 1,491,326
Hilton Worldwide Holdings, Inc.
(a)
........ 17,364 2,293,958
Las Vegas Sands Corp.
(a)
............. 22,580 826,428
Marriott International, Inc., Class A
(a)
...... 17,354 2,569,954
McDonald's Corp. .................. 47,103 11,357,004
MGM Resorts International ............ 25,737 1,110,552
Norwegian Cruise Line Holdings Ltd.
(a)
..... 23,870 637,568
Penn National Gaming, Inc.
(a)
........... 9,681 701,485
Royal Caribbean Cruises Ltd.
(a)
......... 14,040 1,248,858
Starbucks Corp. .................... 74,463 8,214,014
Wynn Resorts Ltd.
(a)
................. 6,665 564,859
Yum! Brands, Inc. .................. 18,923 2,314,472
47,853,093
Household Durables — 0.4%
DR Horton, Inc. .................... 20,584 1,728,438
Garmin Ltd. ....................... 9,821 1,526,773
Leggett & Platt, Inc. ................. 9,303 417,147
Lennar Corp., Class A ................ 17,000 1,592,560
Mohawk Industries, Inc.
(a)
............. 3,359 595,887
Newell Brands, Inc. ................. 23,373 517,478
NVR, Inc.
(a)
....................... 205 982,786
PulteGroup, Inc. ................... 16,628 763,558
Whirlpool Corp. .................... 3,951 805,451
8,930,078
Household Products — 1.3%
Church & Dwight Co., Inc.
(b)
............ 15,630 1,290,569
Clorox Co. (The) ................... 7,596 1,257,974
Colgate-Palmolive Co. ............... 52,806 3,991,077
Kimberly-Clark Corp. ................ 21,473 2,843,884
Procter & Gamble Co. (The) ........... 153,297 21,430,921
30,814,425
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 41,750 953,153
Industrial Conglomerates — 1.1%
3M Co. .......................... 36,613 6,422,653
General Electric Co. ................. 69,067 7,115,973
Honeywell International, Inc. ........... 43,798 9,297,439
Roper Technologies, Inc. .............. 6,599 2,944,012
25,780,077
Insurance — 1.9%
Aflac, Inc. ........................ 39,147 2,040,733
Allstate Corp. (The) ................. 18,773 2,389,991
American International Group, Inc. ....... 53,607 2,942,488
Aon plc, Class A ................... 14,204 4,059,077
Arthur J Gallagher & Co. .............. 12,939 1,923,382
Assurant, Inc. ..................... 3,584 565,376
Brown & Brown, Inc. ................. 14,828 822,213
Chubb Ltd. ....................... 27,833 4,828,469

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. ............. 9,636 $ 1,100,624
Everest Re Group Ltd. ............... 2,469 619,176
Globe Life, Inc. .................... 5,997 533,913
Hartford Financial Services Group, Inc. (The) 21,391 1,502,718
Lincoln National Corp.
(b)
.............. 11,395 783,406
Loews Corp. ...................... 12,894 695,374
Marsh & McLennan Cos., Inc. .......... 31,849 4,822,894
MetLife, Inc. ...................... 46,207 2,852,358
Principal Financial Group, Inc. .......... 15,213 979,717
Progressive Corp. (The) .............. 37,029 3,347,051
Prudential Financial, Inc. .............. 24,237 2,549,732
Travelers Cos., Inc. (The) ............. 15,534 2,361,323
Willis Towers Watson plc .............. 7,985 1,856,193
WR Berkley Corp. .................. 8,711 637,471
44,213,679
Interactive Media & Services — 6.7%
(a)
Alphabet, Inc., Class A ............... 19,014 50,834,309
Alphabet, Inc., Class C ............... 17,793 47,423,861
Facebook, Inc., Class A .............. 150,543 51,092,789
Match Group, Inc. .................. 17,561 2,756,902
Twitter, Inc. ....................... 50,811 3,068,476
155,176,337
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.
(a)
................. 27,505 90,355,025
eBay, Inc.
(b)
....................... 41,052 2,860,093
Etsy, Inc.
(a)
....................... 7,814 1,624,999
94,840,117
IT Services — 4.9%
Accenture plc, Class A ............... 40,017 12,802,239
Akamai Technologies, Inc.
(a)
............ 10,045 1,050,607
Automatic Data Processing, Inc. ......... 26,549 5,307,676
Broadridge Financial Solutions, Inc. ...... 7,113 1,185,310
Cognizant Technology Solutions Corp., Class A 33,320 2,472,677
DXC Technology Co.
(a)
............... 15,021 504,856
Fidelity National Information Services, Inc. .. 39,135 4,761,947
Fiserv, Inc.
(a)
...................... 37,930 4,115,405
FleetCor Technologies, Inc.
(a)
........... 5,235 1,367,748
Gartner, Inc.
(a)
..................... 5,267 1,600,536
Global Payments, Inc. ............... 18,458 2,908,612
International Business Machines Corp. .... 56,446 7,842,043
Jack Henry & Associates, Inc. .......... 4,944 811,113
Mastercard , Inc., Class A .............. 55,015 19,127,615
Paychex, Inc. ..................... 19,946 2,242,928
PayPal Holdings, Inc.
(a)
............... 74,206 19,309,143
VeriSign, Inc.
(a)
.................... 6,026 1,235,390
Visa, Inc., Class A .................. 106,578 23,740,249
Western Union Co. (The) ............. 25,704 519,735
112,905,829
Leisure Products — 0.0%
Hasbro, Inc. ...................... 8,195 731,158
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............. 19,215 3,026,939
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,365 1,018,222
Bio- Techne Corp. ................... 2,480 1,201,733
Charles River Laboratories International, Inc.
(a)
3,237 1,335,813
Illumina, Inc.
(a)
..................... 9,270 3,760,005
IQVIA Holdings, Inc.
(a)
................ 12,155 2,911,608
Mettler -Toledo International, Inc.
(a)
....... 1,476 2,032,983
PerkinElmer, Inc. ................... 6,996 1,212,337
Thermo Fisher Scientific, Inc. ........... 24,845 14,194,694
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)
.................... 3,829 $ 1,368,102
32,062,436
Machinery — 1.5%
Caterpillar, Inc. .................... 34,474 6,617,974
Cummins, Inc. ..................... 9,011 2,023,510
Deere & Co. ...................... 18,008 6,033,941
Dover Corp. ...................... 8,898 1,383,639
Fortive Corp. ...................... 22,736 1,604,479
IDEX Corp. ....................... 4,919 1,017,987
Illinois Tool Works, Inc. ............... 18,076 3,735,044
Ingersoll Rand, Inc.
(a)
................ 25,704 1,295,739
Otis Worldwide Corp. ................ 27,074 2,227,649
PACCAR, Inc. ..................... 21,488 1,695,833
Parker-Hannifin Corp. ................ 8,124 2,271,633
Pentair plc ....................... 10,279 746,564
Snap-on, Inc. ..................... 3,420 714,609
Stanley Black & Decker, Inc. ........... 10,288 1,803,589
Westinghouse Air Brake Technologies Corp. . 12,401 1,069,090
Xylem, Inc. ....................... 11,261 1,392,760
35,634,040
Media — 1.2%
Charter Communications, Inc., Class A
(a)
... 8,046 5,853,948
Comcast Corp., Class A .............. 289,919 16,215,169
Discovery, Inc., Class A
(a)
............. 11,085 281,337
Discovery, Inc., Class C
(a)
............. 18,348 445,306
DISH Network Corp., Class A
(a)
......... 15,324 665,981
Fox Corp., Class A .................. 20,945 840,104
Fox Corp., Class B .................. 8,798 326,582
Interpublic Group of Cos., Inc. (The) ...... 24,424 895,628
News Corp., Class A ................. 24,046 565,802
News Corp., Class B ................ 5,498 127,719
Omnicom Group, Inc. ................ 13,345 966,979
ViacomCBS , Inc. ................... 37,275 1,472,735
28,657,290
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. .............. 93,470 3,040,579
Newmont Corp. .................... 50,246 2,728,358
Nucor Corp. ...................... 18,410 1,813,201
7,582,138
Multiline Retail — 0.5%
Dollar General Corp.
(b)
............... 15,023 3,186,979
Dollar Tree, Inc.
(a)
................... 14,303 1,369,083
Target Corp. ...................... 31,131 7,121,839
11,677,901
Multi-Utilities — 0.7%
Ameren Corp. ..................... 15,997 1,295,757
CenterPoint Energy, Inc. .............. 37,390 919,794
CMS Energy Corp. .................. 18,379 1,097,778
Consolidated Edison, Inc. ............. 22,040 1,599,884
Dominion Energy, Inc. ................ 51,476 3,758,778
DTE Energy Co. ................... 12,048 1,345,882
NiSource, Inc. ..................... 23,929 579,800
Public Service Enterprise Group, Inc. ..... 31,416 1,913,234
Sempra Energy .................... 20,185 2,553,402
WEC Energy Group, Inc. .............. 19,522 1,721,840
16,786,149
Oil, Gas & Consumable Fuels — 2.5%
APA Corp. ....................... 21,632 463,574
Cabot Oil & Gas Corp. ............... 24,091 524,220
Chevron Corp. ..................... 122,369 12,414,335
ConocoPhillips .................... 84,950 5,757,061

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. ................. 40,516 $ 1,438,723
Diamondback Energy, Inc. ............. 10,797 1,022,152
EOG Resources, Inc. ................ 36,625 2,939,889
Exxon Mobil Corp. .................. 267,350 15,725,527
Hess Corp. ....................... 17,640 1,377,860
Kinder Morgan, Inc. ................. 120,810 2,021,151
Marathon Oil Corp. .................. 53,353 729,336
Marathon Petroleum Corp. ............ 40,812 2,522,590
Occidental Petroleum Corp. ............ 56,274 1,664,585
ONEOK, Inc. ...................... 28,417 1,647,902
Phillips 66 ........................ 27,084 1,896,693
Pioneer Natural Resources Co. ......... 14,233 2,369,937
Valero Energy Corp. ................. 25,207 1,778,858
Williams Cos., Inc. (The) .............. 75,275 1,952,633
58,247,026
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 14,673 4,400,873
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. .............. 140,892 8,336,580
Catalent , Inc.
(a)
.................... 10,481 1,394,707
Eli Lilly & Co. ..................... 50,140 11,584,847
Johnson & Johnson ................. 166,247 26,848,890
Merck & Co., Inc. ................... 159,862 12,007,235
Organon & Co. .................... 16,323 535,231
Pfizer, Inc. ....................... 353,922 15,222,185
Viatris , Inc. ....................... 74,968 1,015,816
Zoetis, Inc. ....................... 29,983 5,820,900
82,766,391
Professional Services — 0.4%
Equifax, Inc. ...................... 7,769 1,968,820
IHS Markit Ltd. .................... 25,288 2,949,087
Jacobs Engineering Group, Inc. ......... 8,134 1,077,999
Leidos Holdings, Inc. ................ 9,329 896,797
Nielsen Holdings plc ................. 21,810 418,534
Robert Half International, Inc. ........... 6,983 700,604
Verisk Analytics, Inc. ................. 10,134 2,029,536
10,041,377
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 20,833 2,028,301
Road & Rail — 0.9%
CSX Corp. ....................... 142,913 4,250,233
JB Hunt Transport Services, Inc. ........ 5,355 895,463
Kansas City Southern ................ 5,663 1,532,634
Norfolk Southern Corp. ............... 15,668 3,748,569
Old Dominion Freight Line, Inc. ......... 5,991 1,713,306
Union Pacific Corp. ................. 41,370 8,108,934
20,249,139
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.
(a)
......... 76,482 7,869,998
Analog Devices, Inc. ................. 34,085 5,708,556
Applied Materials, Inc. ............... 57,660 7,422,572
Broadcom, Inc. .................... 25,864 12,542,230
Enphase Energy, Inc.
(a)
............... 8,526 1,278,644
Intel Corp. ....................... 256,048 13,642,237
KLA Corp. ........................ 9,608 3,213,972
Lam Research Corp. ................ 8,999 5,121,781
Microchip Technology, Inc. ............. 17,247 2,647,242
Micron Technology, Inc.
(a)
............. 70,934 5,034,895
Monolithic Power Systems, Inc. ......... 2,662 1,290,218
NVIDIA Corp. ..................... 157,375 32,601,805
NXP Semiconductors NV
(d)
............ 16,820 3,294,533
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo , Inc.
(a)
...................... 7,134 $ 1,192,734
QUALCOMM, Inc. .................. 71,262 9,191,373
Skyworks Solutions, Inc. .............. 10,277 1,693,444
Teradyne, Inc. ..................... 10,458 1,141,700
Texas Instruments, Inc. ............... 58,259 11,197,962
Xilinx, Inc. ........................ 15,903 2,401,194
128,487,090
Software — 9.2%
Adobe, Inc.
(a)
...................... 30,086 17,321,112
ANSYS, Inc.
(a)
..................... 5,504 1,873,837
Autodesk, Inc.
(a)
.................... 13,742 3,918,806
Cadence Design Systems, Inc.
(a)
........ 17,702 2,680,791
Ceridian HCM Holding, Inc.
(a)
........... 8,556 963,577
Citrix Systems, Inc. ................. 8,079 867,442
Fortinet, Inc.
(a)
..................... 8,511 2,485,552
Intuit, Inc. ........................ 17,301 9,334,062
Microsoft Corp. .................... 474,581 133,793,875
NortonLifeLock , Inc. ................. 37,596 951,179
Oracle Corp. ...................... 103,697 9,035,120
Paycom Software, Inc.
(a)
.............. 3,077 1,525,423
PTC, Inc.
(a)
....................... 6,841 819,483
salesforce.com, Inc.
(a)(b)
............... 61,354 16,640,432
ServiceNow , Inc.
(a)
.................. 12,510 7,784,598
Synopsys, Inc.
(a)
................... 9,676 2,897,091
Tyler Technologies, Inc.
(a)
............. 2,612 1,197,994
214,090,374
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 4,074 851,018
AutoZone, Inc.
(a)
................... 1,371 2,327,944
Bath & Body Works, Inc. .............. 16,795 1,058,589
Best Buy Co., Inc. .................. 14,204 1,501,505
CarMax, Inc.
(a)
..................... 10,226 1,308,519
Gap, Inc. (The) .................... 14,155 321,318
Home Depot, Inc. (The) .............. 67,108 22,028,872
Lowe's Cos., Inc. ................... 44,559 9,039,239
O'Reilly Automotive, Inc.
(a)
............. 4,389 2,681,942
Ross Stores, Inc. ................... 22,817 2,483,630
TJX Cos., Inc. (The) ................. 76,059 5,018,373
Tractor Supply Co. .................. 7,188 1,456,361
Ulta Beauty, Inc.
(a)
.................. 3,350 1,209,082
51,286,392
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. ....................... 991,719 140,328,238
Hewlett Packard Enterprise Co. ......... 83,500 1,189,875
HP, Inc. ......................... 75,778 2,073,286
NetApp, Inc. ...................... 14,025 1,258,884
Seagate Technology Holdings plc ........ 13,182 1,087,779
Western Digital Corp.
(a)
............... 19,531 1,102,330
147,040,392
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc. .................. 23,134 396,979
NIKE, Inc., Class B ................. 80,704 11,720,642
PVH Corp.
(a)
...................... 4,733 486,505
Ralph Lauren Corp. ................. 3,326 369,319
Tapestry, Inc. ...................... 17,332 641,631
Under Armour , Inc., Class A
(a)
........... 12,618 254,631
Under Armour , Inc., Class C
(a)
.......... 13,493 236,397
VF Corp. ........................ 20,540 1,375,975
15,482,079

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Tobacco — 0.6%
Altria Group, Inc. ................... 116,653 $ 5,310,045
Philip Morris International, Inc. .......... 98,295 9,317,383
14,627,428
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 35,591 1,836,852
United Rentals, Inc.
(a)
................ 4,615 1,619,542
WW Grainger, Inc. .................. 2,807 1,103,319
4,559,713
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 11,282 1,907,109
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 36,936 4,718,943
Total Common Stocks — 99.6%
(Cost: $827,651,592) ............................. 2,307,402,846
Total Long-Term Investments — 99.6%
(Cost: $827,651,592) ............................. 2,307,402,846
Security
Shares
Shares Value
Short-Term Securities — 1.2%
(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 9,073,516 $ 9,073,516
SL Liquidity Series, LLC, Money Market Series,
0.13%
(f)
....................... 19,196,589 19,202,348
Total Short-Term Securities — 1.2%
(Cost: $28,275,864) .............................. 28,275,864
Total Investments — 100.8%
(Cost: $855,927,456 ) ............................. 2,335,678,710
Liabilities in Excess of Other Assets — (0.8)% ............ (18,256,573)
Net Assets — 100.0% .............................. $ 2,317,422,137
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
U.S. dollar denominated security issued by foreign domiciled entity.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 20,694,526 $ — $ (11,621,010) $ — $ — $ 9,073,516 9,073,516 $ 1,231 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 13,895,670 5,304,017 — 2,661 — 19,202,348 19,196,589 29,320
(b)
—
BlackRock, Inc. ............ 6,836,592 — (371,008) 276,534 813,370 7,555,488 9,009 113,563 —
$ 279,195 $ 813,370 $ 35,831,352 $ 144,114 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 46 12/17/21 $ 9,885 $ (199,076)
Glossary of Terms Used in this Report
Portfolio Abbreviations
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 2,307,402,846 $ — $ — $ 2,307,402,846
Short-Term Securities ....................................... 9,073,516 — — 9,073,516
$ 2,316,476,362 $ — $ — $ 2,316,476,362
Investments Valued at NAV
(a)
...................................... 19,202,348
$ —
$ 2,335,678,710
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (199,076) $ — $ — $ (199,076)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.